Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Schedule of Prepayments and Other Current Assets [Line Items]
Prepayments and other current assets		$ 748,914	$ 318,569
Less: amount classified as non-current assets		(170,301)	(170,564)
Prepayments and other current assets		578,613	148,005
Other deposits [Member]
Schedule of Prepayments and Other Current Assets [Line Items]
Prepayments and other current assets	[1]	170,301	170,564
Prepayments [Member]
Schedule of Prepayments and Other Current Assets [Line Items]
Prepayments and other current assets		$ 578,613	$ 148,005

[1]	The amounts mainly are rental deposits paid to lessors for office premises.